Average Annual Total Returns	0 Months Ended
Aug. 01, 2012
(WFA Specialty Funds - ABC) | (Wells Fargo Advantage Specialized Technology Fund) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	2.11%
5 Years	(0.25%)
10 Years	2.92%
(WFA Specialty Funds - ABC) | (Wells Fargo Advantage Specialized Technology Fund) | S&P North American Technology TR Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	(0.88%)
5 Years	3.84%
10 Years	2.44%
(WFA Specialty Funds - ABC) | (Wells Fargo Advantage Specialized Technology Fund) | Class A
Average Annual Return:
1 Year	(15.24%)
5 Years	3.84%
10 Years	5.17%
Inception Date of Share Class	Sep. 18, 2000
(WFA Specialty Funds - ABC) | (Wells Fargo Advantage Specialized Technology Fund) | Class A | (after taxes on distributions)
Average Annual Return:
1 Year	(15.82%)
5 Years	3.69%
10 Years	5.10%
Inception Date of Share Class	Sep. 18, 2000
(WFA Specialty Funds - ABC) | (Wells Fargo Advantage Specialized Technology Fund) | Class A | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	(9.06%)
5 Years	3.30%
10 Years	4.53%
Inception Date of Share Class	Sep. 18, 2000
(WFA Specialty Funds - ABC) | (Wells Fargo Advantage Specialized Technology Fund) | Class B
Average Annual Return:
1 Year	(15.90%)
5 Years	3.92%
10 Years	5.24%
Inception Date of Share Class	Sep. 18, 2000
(WFA Specialty Funds - ABC) | (Wells Fargo Advantage Specialized Technology Fund) | Class C
Average Annual Return:
1 Year	(11.79%)
5 Years	4.27%
10 Years	4.98%
Inception Date of Share Class	Sep. 18, 2000
(WFA Specialty Funds - ABC) | (Wells Fargo Advantage Precious Metals Fund) | FTSE Gold Mines Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	(15.06%)
5 Years	7.24%
10 Years	15.80%
(WFA Specialty Funds - ABC) | (Wells Fargo Advantage Precious Metals Fund) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	2.11%
5 Years	(0.25%)
10 Years	2.92%
(WFA Specialty Funds - ABC) | (Wells Fargo Advantage Precious Metals Fund) | Class A
Average Annual Return:
1 Year	(20.88%)
5 Years	9.09%
10 Years	22.70%
Inception Date of Share Class	Jan. 20, 1998
(WFA Specialty Funds - ABC) | (Wells Fargo Advantage Precious Metals Fund) | Class A | (after taxes on distributions)
Average Annual Return:
1 Year	(21.42%)
5 Years	8.00%
10 Years	21.82%
Inception Date of Share Class	Jan. 20, 1998
(WFA Specialty Funds - ABC) | (Wells Fargo Advantage Precious Metals Fund) | Class A | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	(13.45%)
5 Years	7.57%
10 Years	20.61%
Inception Date of Share Class	Jan. 20, 1998
(WFA Specialty Funds - ABC) | (Wells Fargo Advantage Precious Metals Fund) | Class B
Average Annual Return:
1 Year	(20.82%)
5 Years	9.29%
10 Years	22.81%
Inception Date of Share Class	Jan. 30, 1978
(WFA Specialty Funds - ABC) | (Wells Fargo Advantage Precious Metals Fund) | Class C
Average Annual Return:
1 Year	(17.69%)
5 Years	9.57%
10 Years	22.53%
Inception Date of Share Class	Jan. 29, 1998
(WFA Specialty Funds - ABC) | (Wells Fargo Advantage Utility & Telecommunications Fund) | S&P Utilities Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	19.91%
5 Years	3.71%
10 Years	6.42%
(WFA Specialty Funds - ABC) | (Wells Fargo Advantage Utility & Telecommunications Fund) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	2.11%
5 Years	(0.25%)
10 Years	2.92%
(WFA Specialty Funds - ABC) | (Wells Fargo Advantage Utility & Telecommunications Fund) | Class A
Average Annual Return:
1 Year	9.52%
5 Years	2.03%
10 Years	8.51%
Inception Date of Share Class	Jan. 04, 1994
(WFA Specialty Funds - ABC) | (Wells Fargo Advantage Utility & Telecommunications Fund) | Class A | (after taxes on distributions)
Average Annual Return:
1 Year	9.16%
5 Years	1.22%
10 Years	7.47%
Inception Date of Share Class	Jan. 04, 1994
(WFA Specialty Funds - ABC) | (Wells Fargo Advantage Utility & Telecommunications Fund) | Class A | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	6.63%
5 Years	1.49%
10 Years	7.01%
Inception Date of Share Class	Jan. 04, 1994
(WFA Specialty Funds - ABC) | (Wells Fargo Advantage Utility & Telecommunications Fund) | Class B
Average Annual Return:
1 Year	10.34%
5 Years	2.13%
10 Years	8.61%
Inception Date of Share Class	Jan. 04, 1994
(WFA Specialty Funds - ABC) | (Wells Fargo Advantage Utility & Telecommunications Fund) | Class C
Average Annual Return:
1 Year	14.29%
5 Years	2.46%
10 Years	8.35%
Inception Date of Share Class	Sep. 02, 1994
(WFA Specialty Funds - Administrator) | (Wells Fargo Advantage Specialized Technology Fund) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	2.11%
5 Years	(0.25%)
10 Years	2.92%
(WFA Specialty Funds - Administrator) | (Wells Fargo Advantage Specialized Technology Fund) | S&P North American Technology TR Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	(0.88%)
5 Years	3.84%
10 Years	2.44%
(WFA Specialty Funds - Administrator) | (Wells Fargo Advantage Specialized Technology Fund) | Administrator Class
Average Annual Return:
1 Year	(10.08%)
5 Years	5.09%
10 Years	5.82%
Inception Date of Share Class	Jul. 30, 2010
(WFA Specialty Funds - Administrator) | (Wells Fargo Advantage Specialized Technology Fund) | Administrator Class | (after taxes on distributions)
Average Annual Return:
1 Year	(10.70%)
5 Years	4.95%
10 Years	5.74%
Inception Date of Share Class	Jul. 30, 2010
(WFA Specialty Funds - Administrator) | (Wells Fargo Advantage Specialized Technology Fund) | Administrator Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	(5.66%)
5 Years	4.40%
10 Years	5.11%
Inception Date of Share Class	Jul. 30, 2010
(WFA Specialty Funds - Administrator) | (Wells Fargo Advantage Precious Metals Fund) | FTSE Gold Mines Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	(15.06%)
5 Years	7.24%
10 Years	15.80%
(WFA Specialty Funds - Administrator) | (Wells Fargo Advantage Precious Metals Fund) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	2.11%
5 Years	(0.25%)
10 Years	2.92%
(WFA Specialty Funds - Administrator) | (Wells Fargo Advantage Precious Metals Fund) | Administrator Class
Average Annual Return:
1 Year	(15.92%)
5 Years	10.52%
10 Years	23.58%
Inception Date of Share Class	Jul. 30, 2010
(WFA Specialty Funds - Administrator) | (Wells Fargo Advantage Precious Metals Fund) | Administrator Class | (after taxes on distributions)
Average Annual Return:
1 Year	(16.52%)
5 Years	9.40%
10 Years	22.65%
Inception Date of Share Class	Jul. 30, 2010
(WFA Specialty Funds - Administrator) | (Wells Fargo Advantage Precious Metals Fund) | Administrator Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	(10.22%)
5 Years	8.83%
10 Years	21.43%
Inception Date of Share Class	Jul. 30, 2010
(WFA Specialty Funds - Administrator) | (Wells Fargo Advantage Utility & Telecommunications Fund) | S&P Utilities Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	19.91%
5 Years	3.71%
10 Years	6.42%
(WFA Specialty Funds - Administrator) | (Wells Fargo Advantage Utility & Telecommunications Fund) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	2.11%
5 Years	(0.25%)
10 Years	2.92%
(WFA Specialty Funds - Administrator) | (Wells Fargo Advantage Utility & Telecommunications Fund) | Administrator Class
Average Annual Return:
1 Year	16.47%
5 Years	3.34%
10 Years	9.28%
Inception Date of Share Class	Jul. 30, 2010
(WFA Specialty Funds - Administrator) | (Wells Fargo Advantage Utility & Telecommunications Fund) | Administrator Class | (after taxes on distributions)
Average Annual Return:
1 Year	16.04%
5 Years	2.48%
10 Years	8.17%
Inception Date of Share Class	Jul. 30, 2010
(WFA Specialty Funds - Administrator) | (Wells Fargo Advantage Utility & Telecommunications Fund) | Administrator Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	11.21%
5 Years	2.61%
10 Years	7.68%
Inception Date of Share Class	Jul. 30, 2010
(WFA Specialty Funds – Institutional) | (Wells Fargo Advantage Precious Metals Fund) | FTSE Gold Mines Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	(15.06%)
5 Years	7.24%
10 Years	15.80%
(WFA Specialty Funds – Institutional) | (Wells Fargo Advantage Precious Metals Fund) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	2.11%
5 Years	(0.25%)
10 Years	2.92%
(WFA Specialty Funds – Institutional) | (Wells Fargo Advantage Precious Metals Fund) | Institutional Class
Average Annual Return:
1 Year	(15.73%)
5 Years	10.71%
10 Years	23.78%
Inception Date of Share Class	Feb. 29, 2000
(WFA Specialty Funds – Institutional) | (Wells Fargo Advantage Precious Metals Fund) | Institutional Class | (after taxes on distributions)
Average Annual Return:
1 Year	(16.43%)
5 Years	9.56%
10 Years	22.84%
Inception Date of Share Class	Feb. 29, 2000
(WFA Specialty Funds – Institutional) | (Wells Fargo Advantage Precious Metals Fund) | Institutional Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	(10.09%)
5 Years	8.98%
10 Years	21.61%
Inception Date of Share Class	Feb. 29, 2000
(WFA Specialty Funds – Institutional) | (Wells Fargo Advantage Utility & Telecommunications Fund) | S&P Utilities Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	19.91%
5 Years	3.71%
10 Years	6.42%
(WFA Specialty Funds – Institutional) | (Wells Fargo Advantage Utility & Telecommunications Fund) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	2.11%
5 Years	(0.25%)
10 Years	2.92%
(WFA Specialty Funds – Institutional) | (Wells Fargo Advantage Utility & Telecommunications Fund) | Institutional Class
Average Annual Return:
1 Year	16.56%
5 Years	3.51%
10 Years	9.46%
Inception Date of Share Class	Feb. 28, 1994
(WFA Specialty Funds – Institutional) | (Wells Fargo Advantage Utility & Telecommunications Fund) | Institutional Class | (after taxes on distributions)
Average Annual Return:
1 Year	16.10%
5 Years	2.65%
10 Years	8.34%
Inception Date of Share Class	Feb. 28, 1994
(WFA Specialty Funds – Institutional) | (Wells Fargo Advantage Utility & Telecommunications Fund) | Institutional Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	11.31%
5 Years	2.75%
10 Years	7.84%
Inception Date of Share Class	Feb. 28, 1994
(WFA Specialty Funds - Investor) | (Wells Fargo Advantage Specialized Technology Fund) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	2.11%
5 Years	(0.25%)
10 Years	2.92%
(WFA Specialty Funds - Investor) | (Wells Fargo Advantage Specialized Technology Fund) | S&P North American Technology TR Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	(0.88%)
5 Years	3.84%
10 Years	2.44%
(WFA Specialty Funds - Investor) | (Wells Fargo Advantage Specialized Technology Fund) | Investor Class
Average Annual Return:
1 Year	(10.27%)
5 Years	4.97%
10 Years	5.66%
Inception Date of Share Class	Apr. 08, 2005
(WFA Specialty Funds - Investor) | (Wells Fargo Advantage Specialized Technology Fund) | Investor Class | (after taxes on distributions)
Average Annual Return:
1 Year	(10.90%)
5 Years	4.82%
10 Years	5.59%
Inception Date of Share Class	Apr. 08, 2005
(WFA Specialty Funds - Investor) | (Wells Fargo Advantage Specialized Technology Fund) | Investor Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	(5.78%)
5 Years	4.29%
10 Years	4.98%
Inception Date of Share Class	Apr. 08, 2005